The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 (312) 630-6000

April 3, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds Post-Effective Amendment No. 62 1933 Act Registration No. 002-80543 1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on March 30, 2009 (Accession No. 0001193125-09-066299) with an effective date of April 1, 2009.

Please do not hesitate to contact the undersigned at (312) 557-3948 if you have any questions.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham Assistant Secretary

cc:	Craig Carberry, Esq.
Diana McCarthy, Esq.